Investment Strategy - Kurv Enhanced Short Maturity ETF	May 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser seeks to fulfill the Fund’s investment objective by using two income strategies: (1) an interest income strategy and (2) an income-generating option strategy on fixed income instruments.

(1) Interest income strategy: The Fund will be investing in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETFs that invest primarily in such instruments. The average portfolio duration of this Fund will vary based on Kurv’s market forecasts and will normally not exceed two year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years. The Fund generally seeks to manage capital gain distributions by, among other things, limiting portfolio turnover and attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when Kurv believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Fund may invest, without limitation, in futures contracts, swaps, or forward contracts, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

(2) Option income strategy: To generate additional income, the Fund employs an exchange-traded and over-the-counter (“OTC”) option writing strategy on Fixed Income Instruments. These Fixed Income Instruments may include instruments such as ETFs, futures contracts or interest rate swaps, linked to the short-term rates like the federal funds rate (the target interest rate range at which commercial banks borrow and lend their excess reserves to each other overnight as set by the Federal Open Market Committee) or linked to short-term government securities like U.S. Treasury securities. A call option gives the owner the right, but not the obligation, to buy a future at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell a future at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The adviser focuses on writing short-term options with less than six-month to maturity because their value erodes faster than long-term options. Options may also be purchased or sold for hedging purposes or tail risk management to limit extreme volatility.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default.